Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Operating activities:
Net income (loss)	$ 15,166,740	91,814,892	15,168,024	(42,776,042)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation costs	2,944,075	17,822,544	426,083	291,894
Change in fair value of warrants				2,356,037
Depreciation and amortization	1,147,581	6,947,110	8,312,528	7,771,295
Loss on disposal of property and equipment	90,109	545,494	6,978	8,492
Impairment loss of property and equipment	289,079	1,750,000
Gain on disposal of intangible assets	(1,338)	(8,100)
Share of losses of equity method investments			1,072,946	3,744,390
Impairment loss on equity method investments				389,270
Gain on disposal of an equity method investment			(4,182,485)
Deferred income tax benefit	(1,572,175)	(9,517,476)	(6,903,561)
Unrealized foreign currency exchange gain	(805,905)	(4,878,709)
Changes in operating assets and liabilities
Accounts receivable	(6,277,633)	(38,002,909)	(13,173,992)	(18,224,283)
Prepaid expenses and other current assets	(1,375,822)	(8,328,811)	(478,141)	3,689,670
Other non-current assets	(136,771)	(827,969)	(1,592,041)	(585,023)
Accounts payable	563,032	3,408,426	2,338,061	1,117,055
Accrued expenses and other current liabilities	580,992	3,517,152	13,333,119	8,602,138
Income tax payable	1,298,489	7,860,663
Non-current liabilities	(366,718)	(2,220,000)	(2,077,014)	4,097,014
Net cash provided by (used in) operating activities	11,543,735	69,882,307	12,250,505	(29,518,093)
Investing activities:
Receipt of government grants related to property and equipment	693,791	4,200,000	200,000	5,400,000
Purchase of property and equipment	(2,057,978)	(12,458,382)	(3,574,421)	(3,540,822)
Purchase of intangible assets	(342,570)	(2,073,814)	(1,563,080)	(1,500,800)
Proceeds from disposal of intangible assets	6,690	40,500
Purchase of short-term investment	(8,672,382)	(52,500,000)	(25,000,000)	(503,580,000)
Proceeds from maturity of short-term investment	6,607,529	40,000,000	25,000,000	551,058,000
Purchase of an equity method investment				(4,000,000)
Proceeds from disposal of an equity method investment	1,057,205	6,400,000
Issuance of loans to related parties	(85,486)	(517,500)	(4,776,547)
Proceeds from loans repayment by related parties	632,409	3,828,409
Net cash provided by (used in) investing activities	(2,160,792)	(13,080,787)	(9,714,048)	43,836,378
Financing activities:
Proceeds from issuance of ordinary shares upon IPO, net of underwriting discounts and commissions of RMB39,307,514	85,084,530	515,076,220
Payment of issuance cost of ordinary shares in connection with IPO	(2,534,456)	(15,342,834)
Proceeds from concurrent private placement issuance of ordinary shares in connection with IPO	20,279,590	122,766,552
Payment for repurchase of ordinary shares	(413,029)	(2,500,354)
Exercise of share options	351	2,123
Proceeds from exercise of liability classified warrants				12,977,201
Repayment of borrowings from a related party				(420,000)
Net cash provided by financing activities	102,416,986	620,001,707		12,557,201
Effect of foreign currency exchange rate changes on cash	(167,367)	(1,013,190)	50,919	(407,990)
Net increase in cash	111,632,562	675,790,037	2,587,376	26,467,496
Cash at beginning of year	13,809,468	83,598,378	81,011,002	54,543,506
Cash at end of year	125,442,030	759,388,415	83,598,378	81,011,002
Supplemental disclosures of cash flow information:
Income taxes paid
Interest paid
Non-cash investing and financing activities:
Exercise of the liability classified warrants				3,030,768
Amount receivable from disposal of an equity method investment			6,400,000
Amount due to a related party offset with amount due from a related party			1,465,638
Accounts payable for property and equipment	363,414	2,200,000	1,310,000
IPO cost payable	$ 995,535	6,026,669